******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2017 - 06/30/2018
KKR Income Opportunities Fund


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKK Income Opportunities Fund
(Exact name of registrant as specified in charter)


KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2017 - June 30, 2018


======================== KKR Income Opportunities Fund =========================


AMEDISYS, INC.

Ticker:       AMED           Security ID:  023436108
Meeting Date: JUN 06, 2018   Meeting Type: Annual
Record Date:  APR 12, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Linda J. Hall            For       For          Management
1B    Elect Director Julie D. Klapstein       For       For          Management
1C    Elect Director Paul B. Kusserow         For       For          Management
1D    Elect Director Richard A. Lechleiter    For       For          Management
1E    Elect Director Jake L. Netterville      For       For          Management
1F    Elect Director Bruce D. Perkins         For       For          Management
1G    Elect Director Jeffrey A. Rideout       For       For          Management
1H    Elect Director Donald A. Washburn       For       For          Management
1I    Elect Director Nathaniel M. Zilkha      For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Approve Omnibus Stock Plan              For       For          Management
5     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund



By (Signature and Title)* /s/ Suzanne Donohue
			  		 Suzanne Donohoe
			  		 President


Date  8/14/18

* Print the name and title of each signing officer under his or her signature.